Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments Schedule [Abstract]
Short Term Investments

Short-term investments consisted of the following as of December 31, 2012 and 2013:

	As of December 31,
	2012	2013
	RMB	RMB	US$
Held-to-maturity securities
—Fixed rate time deposits	222,701	127,023	20,983
—Floating rate time deposits	—	74,803	12,357
—Floating rate principal guaranteed investments	—	900,000	148,669

	222,701	1,101,826	182,009